Unaudited consolidated interim statements of changes in equity - EUR (€) € in Thousands	Issued capital	Capital reserves	Fair Value reserves	Accumulated deficit	Total
Balance beginning at Dec. 31, 2020	€ 983	€ 345,164	€ 1,720	€ (275,874)	€ 71,993
Issue of common shares	205	94,135			94,340
Exercise of share-based payment awards	9	2,531			2,540
Equity-settled share-based payment awards		4,695			4,695
Loss for the period				(17,340)	(17,340)
Other comprehensive loss			(5,349)		(5,349)
Balance ending at Jun. 30, 2021	1,197	446,525	(3,629)	(293,214)	150,879
Balance beginning at Dec. 31, 2021	1,234	474,087	(5,973)	(333,397)	135,951
Issue of common shares	259	89,484			89,743
Exercise of share-based payment awards		101			101
Equity-settled share-based payment awards		9,872			9,872
Transfer of cumulative loss on sale of financial assets			2,819	(2,819)	0
Loss for the period				(36,074)	(36,074)
Other comprehensive loss			(6,773)		(6,773)
Balance ending at Jun. 30, 2022	€ 1,493	€ 573,544	€ (9,927)	€ (372,290)	€ 192,820